Financial investments (Tables)	12 Months Ended
Dec. 31, 2021
Financial investments.
Schedule of financial investments

	2021	2020
Financial investments (a)	1,013,550	721,935
Financial investments in foreign currency	—	542
Other	506	517
	1,014,056	722,994
Current	973,294	712,645
Non-current	40,762	10,349
(a)	Financial investments correspond mainly to investments in bank deposit certificates (CDB) and automatic applications, managed by highly credit-rated financial institutions. As of December 31, 2021, the average interest on these investments is equivalent to 101.7% (2020: 101.3%) of the CDI. The average CDI rate during the year ended December 31, 2021 was 4,39% (December 31, 2020: 2,76)%.